Note 4 - Accounting for Stock-based Compensation (June 2020 Note)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
4.
     Accounting for Stock-Based Compensation

During the
three
month periods ended
June 30, 2020
and
2019,
the Company granted
323,000
and
24,000,
respectively, of stock options to employees or directors. The Company recognized
$55,000
and
$10,000,
respectively, of stock-based compensation expense for the
three
month periods ended
June 30, 2020
and
2019.
During the
six
month periods ended
June 30, 2020
and
2019,
the Company granted
323,000
and
24,000,
respectively, of stock options to employees and directors. The Company recognized
$74,000
and
$14,000,
respectively, of stock-based compensation expense for the
six
month periods ended
June 30, 2020
and
2019.

During the
three
month periods ended
June 30, 2020
and
2019,
14,000
and
14,000
were exercised under the
2005
Plan, respectively. During the
six
month periods ended
June 30, 2020
and
2019,
186,600
and
280,500
were exercised under the
2005
Plan, respectively.

Valuation Assumptions

The fair values of employee and director option awards were estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	For Three Months Ended June 30, 2020	For Three Months Ended June 30, 2019	For Six Months Ended June 30, 2020	For Six Months Ended June 30, 2019

Weighted average grant date fair value	$2.80	$3.61	$2.80	$3.61
Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	0.43%	2.19%	0.43%	2.19%
Expected volatility	76.00%	127.52%	76.00%	127.52%
Expected life (in years)	6.2	5.0	6.2	5.0

Expected volatility is based on historical volatility and in part on implied volatility. The expected term considers the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate is based on the rates in effect on the grant date for U.S. Treasury instruments with maturities matching the relevant expected term of the award. Options granted to non-employees are valued using the fair market value on each measurement date of the option.

8
. Stock Options

At
December
31,
2019,
we had
two
stock-based compensation plans, which are described below. These plans were developed to retain and attract key employees and directors.

On
March
17,
2005,
the Board approved the
2005
Stock Incentive Plan (the
“2005
Plan”), which was approved by the stockholders on
June
14,
2005.
The
2005
Plan provided for the issuance of up to
750,000
shares of common stock upon exercise of options granted pursuant to the
2005
Plan. On
May
30,
2007,
the stockholders approved an Amendment to the
2005
Plan that increased this amount by
750,000
for a total of
1,500,000
shares of common stock that
may
be issued upon the exercise of options granted pursuant to the
2005
Plan. On
May
29,
2008
and
May
21,
2009,
the stockholders approved an increase of
500,000
shares, respectively, of common stock that
may
be issued pursuant to the
2005
Plan for a total of
2,500,000
shares. On
May
20,
2010,
the stockholders approved an additional increase of
500,000
shares of common stock that
may
be issued pursuant to the
2005
Plan for a total of
3,000,000
shares. On
May
19,
2011,
the stockholders approved an additional increase of
400,000
shares of common stock that
may
be issued pursuant to the
2005
Plan for a total of
3,400,000
shares. Finally, on
May
17,
2012,
the stockholders approved an additional increase of
300,000
shares of common stock that
may
be issued pursuant to the
2005
Plan for a total of
3,700,000
shares. At
December
31,
2019,
1,563,235
had been exercised and options to purchase a total of
824,100
 shares of common stock were outstanding. A total of
3,892,000
options had been granted under the
2005
Plan, of which
1,504,665
have been cancelled. The
2005
Plan expired on
June 14, 2015,
and
no
shares remain for grant.

On
March
19,
2015,
the Board approved the
2015
Stock Incentive Plan (the
“2015
Plan”), which was approved by the stockholders on
May
14,
2015.
The
2015
Plan serves as a replacement for the
2005
Plan which expired by its terms on
June
14,
2015.
The approval of the
2015
Plan had
no
effect on the
2005
Plan or any options granted pursuant to the plan. All options will continue with their existing terms and will be subject to the
2005
Plan. Further, the Company will
not
be able to re-issue any option which is cancelled or terminated under the
2005
Plan. The
2015
Plan provided for the issuance of up to
600,000
shares of common stock upon exercise of options granted pursuant to the
2015
Plan.

The
2015
Plan consists of
three
separate equity incentive programs: the Discretionary Option Grant Program; the Stock Issuance Program; and the Automatic Option Grant Program for non-employee Board members. Officers and employees, non-employee Board members and independent contractors are eligible to participate in the Discretionary Option Grant and Stock Issuance Programs. Participation in the Automatic Option Grant Program is limited to non-employee members of the Board. Each non-employee Board member will receive an option grant for
10,000
shares of common stock upon initial election or appointment to the Board, provided that such individual has not
previously been employed by the Company in the preceding
three
(
3
) months. In addition, on the date of each annual stockholders meeting, each Board member will automatically be granted an option to purchase
8,000
shares of common stock, provided he or she has served as a non-employee Board member for at least three
months. At
December
31,
2019,
no
options had been exercised and options to purchase a total of
151,000
shares of common stock were outstanding. A total of
154,000
options had been granted under the
2015
Plan,
3,000
shares have been cancelled, and options for
449,000
 shares remained available for future grant.
No
shares have been issued pursuant to the Stock Issuance Program.

Common shares reserved for future issuance, including conversions of preferred stock, outstanding options and options available for future grant under all of the stock option plans totaled
2,491,543
shares at
December
31,
2019
as follows, in thousands:

(In thousands)	Common Shares Reserved for Future Issuance

Preferred Stock	1,067
2015 Plan	600
2005 Plan	824
Total	2,491

The Compensation Committee of our Board of Directors determines for all employee options, the term of each option, option exercise price within limits set forth in the plans, number of shares for which each option is granted and the rate at which each option is exercisable (generally ratably over one, three
or
five
years from grant date). However, the exercise price of any incentive stock option may
not
be less than the fair market value of the shares on the date granted (or less than
110%
of the fair market value in the case of optionees holding more than
10%
of our voting stock of the Company), and the term cannot exceed ten
years (
five
years for incentive stock options granted to holders of more than
10%
of our voting stock).

Stock Incentive Plan Summary

A summary of our stock option activity and related information for the years ended
December
31,
2019
and
2018
is as follows:

	201 9		201 8
	Number of Options (in thousands)	Weighted Average Exercise Price	Number of Options (in thousands)	Weighted Average Exercise Price

Outstanding at beginning of year	1,235	$0.83	1,746	$0.68
Granted at price = market value	34	4.40	24	1.15
Granted at price > market value	—	—	—	—
Exercised	(294)	0.81	(451)	0.37
Forfeited	—	—	—	—
Expired	—	—	(84)	0.22

Outstanding at end of year	975	$0.96	1,235	$0.83
Options exercisable at end of year	917	$0.84	1,172	$0.84

Stock Options Outstanding and Exercisable

Information related to stock options outstanding at
December
31,
2019,
is summarized below:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Outstanding at 12/31/1 9 (in thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Exercisable at 12/31/1 9 (in thousands)	Weighted Average Exercise Price

$ 0.34	-	$0.50	391	2.86	$0.42	383	$0.42
$ 0.51	-	$1.00	330	1.53	0.68	330	0.68
$ 1.01	-	$2.00	173	4.69	1.71	157	1.77
$ 2.01	-	$4.75	81	6.95	3.12	47	2.20
			975	3.08	$0.96	917	$0.84

Summarized information about outstanding stock options as of
December
31,
2019,
that are fully vested and those that are expected to vest in the future as well as stock options that are fully vested and currently exercisable, are as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest)*	Options that are Exercisable
As of December 31, 201 9
Number of outstanding options (in thousands)	970	917
Weighted average remaining contractual life	3.04	2.71
Weighted average exercise price per share	$0.95	$0.84
Intrinsic value (in thousands)	$4,411	$4,278

* Includes effects of expected forfeitures

As of
December
31,
2019,
the total unrecognized compensation cost related to non-vested options not
yet recognized in the statement of operations totaled approximately
$86
thousand (including expected forfeitures) and the weighted average period over which these awards are expected to vest was
1.18
years.